UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-07853
                                                 ---------------

                         Kalmar Pooled Investment Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-658-7575
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                               SCHEDULE OF INVESTMENTS(UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



                                                                                                   MARKET
                                                                                SHARES              VALUE
                                                                            ---------------    ---------------

COMMON STOCK -- 92.0%

BUSINESS EQUIPMENT & SERVICES -- 17.7%

         BUSINESS EQUIPMENT & SERVICES -- 15.8%
         Acxiom Corp.                                                             338,470     $     7,084,177
         Alliance Data Systems Corp.*                                             112,575           4,548,030
         ChoicePoint, Inc.*                                                       138,241           5,544,847
         DeVry, Inc.*                                                             110,475           2,090,187
         Hewitt Associates, Inc. (A Shares)*                                      161,475           4,295,235
         Insight Enterprises, Inc.*                                               447,712           7,861,823
         Laureate Education, Inc.*                                                151,275           6,473,057
         MAXIMUS, Inc.*                                                           113,050           3,786,044
         Mobile Mini, Inc.*                                                       146,125           5,904,911
         MPS Group, Inc.*                                                         287,675           3,023,464
         Navigant Consulting, Inc.*                                               219,250           5,970,177
         SI International, Inc.*                                                   92,650           2,559,920
                                                                                               ---------------
                                                                                                   59,141,872
                                                                                               ---------------

         SOFTWARE SERVICES -- 1.9%
         Ceridian Corp.*                                                          247,350           4,217,318
         Fair Isaac Corp.                                                          85,380           2,940,487
                                                                                               ---------------
                                                                                                    7,157,805
                                                                                               ---------------
         TOTAL BUSINESS EQUIPMENT & SERVICES                                                       66,299,677
                                                                                               ---------------

CAPITAL GOODS -- 13.5%

         CAPITAL EQUIPMENT -- 2.4%
         Actuant Corp. (A Shares)*                                                 91,478           4,109,192
         Donaldson Co., Inc.                                                       96,025           3,099,687
         Excel Technology, Inc.*                                                   73,425           1,804,786
                                                                                               ---------------
                                                                                                    9,013,665
                                                                                               ---------------

         ELECTRICAL EQUIPMENT -- 0.4%
         Richardson Electronics, Ltd.                                             146,425           1,503,785
                                                                                               ---------------

         INDUSTRIAL SERVICES -- 6.3%
         Benchmark Electronics, Inc.*                                             200,125           6,369,978
         Carlisle Cos., Inc.                                                       82,675           5,768,235
         MSC Industrial Direct Co., Inc. (A Shares)                               193,175           5,903,428

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                    SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



                                                                                                   MARKET
                                                                                SHARES              VALUE
                                                                            ---------------    ---------------

         Pentair, Inc.                                                            142,150     $     5,543,850
                                                                                               ---------------
                                                                                                   23,585,491
                                                                                               ---------------

         METAL FABRICATION -- 1.4%
         NCI Building Systems, Inc.*                                              130,300           5,029,580
                                                                                               ---------------

         NON - RESIDENTIAL CONSTRUCTION -- 1.7%
         ElkCorp                                                                  167,975           6,460,319
                                                                                               ---------------

         STORAGE TANK CONSTRUCTION -- 1.3%
         Chicago Bridge & Iron Co. N.V.                                           113,900           5,015,017
                                                                                               ---------------
         TOTAL CAPITAL GOODS                                                                       50,607,857
                                                                                               ---------------

CONSUMER DURABLES -- 2.8%

         CONSUMER ELECTRONICS -- 0.6%
         Harman International Industries, Inc.                                     24,450           2,162,847
                                                                                               ---------------

         MOTOR VEHICLE PARTS -- 2.2%
         Gentex Corp.                                                              94,100           3,001,790
         TBC Corp.*                                                               190,650           5,311,509
                                                                                               ---------------
                                                                                                    8,313,299
                                                                                               ---------------
         TOTAL CONSUMER DURABLES                                                                   10,476,146
                                                                                               ---------------

CONSUMER NON-DURABLES -- 1.9%

         FOOD & RELATED -- 1.9%
         Central European Distribution Corp.*                                      42,475           1,413,993
         Performance Food Group Co.*                                              210,000           5,812,800
                                                                                               ---------------
                                                                                                    7,226,793
                                                                                               ---------------
         TOTAL CONSUMER NON-DURABLES                                                                7,226,793
                                                                                               ---------------

CONSUMER SERVICES -- 2.0%

         HOTELS & GAMING -- 1.2%
         Penn National Gaming, Inc.*                                              153,500           4,509,830
                                                                                               ---------------

         PUBLISHING -- 0.8%
         Getty Images, Inc.*                                                       44,050           3,132,396
                                                                                               ---------------
         TOTAL CONSUMER SERVICES                                                                    7,642,226
                                                                                               ---------------

ENERGY -- 8.2%

         PETROLEUM-DOMESTIC -- 4.7%
         Delta Petroleum Corp.*                                                   185,175           2,692,444

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                    SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



                                                                                                   MARKET
                                                                                SHARES              VALUE
                                                                            ---------------    ---------------

         Parallel Petroleum Corp.*                                                181,925     $     1,337,149
         Ultra Petroleum Corp.*                                                   165,275           8,395,970
         Whiting Petroleum Corp.*                                                 127,075           5,182,119
                                                                                               ---------------
                                                                                                   17,607,682
                                                                                               ---------------

         PETROLEUM-FOREIGN -- 1.8%
         Duvernay Oil Corp.*                                                       73,650           1,677,115
         Niko Resources, Ltd.                                                      96,325           4,971,304
                                                                                               ---------------
                                                                                                    6,648,419
                                                                                               ---------------

         PETROLEUM-SERVICES -- 1.7%
         Core Laboratories N.V.*                                                   93,200           2,392,444
         Tidewater, Inc.                                                          108,050           4,198,823
                                                                                               ---------------
                                                                                                    6,591,267
                                                                                               ---------------
         TOTAL ENERGY                                                                              30,847,368
                                                                                               ---------------

FINANCIAL SERVICES -- 0.4%

         BANKS -- 0.4%
         Boston Private Financial Holdings, Inc.                                   62,925           1,494,469
                                                                                               ---------------
         TOTAL FINANCIAL SERVICES                                                                   1,494,469
                                                                                               ---------------

HEALTHCARE -- 15.7%

         HEALTHCARE-DRUGS -- 2.7%
         Barr Pharmaceuticals, Inc.*                                              151,118           7,379,092
         Salix Pharmaceuticals, Ltd.*                                             171,175           2,822,676
                                                                                               ---------------
                                                                                                   10,201,768
                                                                                               ---------------

         HEALTHCARE-GENERAL -- 7.1%
         Intermagnetics General Corp.*                                            111,425           2,712,084
         Martek Biosciences Corp.*                                                 36,500           2,123,935
         Providence Service Corp.*                                                 49,600           1,153,438
         ResMed, Inc.*                                                             92,700           5,228,280
         Respironics, Inc.*                                                       120,550           7,024,448
         SonoSite, Inc.*                                                          116,150           3,017,577
         The Cooper Companies, Inc.                                                72,925           5,316,233
                                                                                               ---------------
                                                                                                   26,575,995
                                                                                               ---------------

         HOSPITAL SUPPLIES & MANAGEMENT -- 3.3%
         America Service Group, Inc.*                                              81,562           1,804,967
         PSS World Medical, Inc.*                                                 413,850           4,705,474

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                    SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



                                                                                                   MARKET
                                                                                SHARES              VALUE
                                                                            ---------------    ---------------

         United Surgical Partners International, Inc.*                            132,380     $     6,059,033
                                                                                               ---------------
                                                                                                   12,569,474
                                                                                               ---------------

         MEDICAL LABORATORIES -- 2.6%
         Covance, Inc.*                                                           204,400           9,731,484
                                                                                               ---------------
         TOTAL HEALTHCARE                                                                          59,078,721
                                                                                               ---------------

RAW MATERIALS -- 2.7%

         CHEMICALS-SPECIALTY -- 2.7%
         MacDermid, Inc.                                                          166,800           5,421,000
         Rogers Corp.*                                                            117,100           4,684,000
                                                                                               ---------------
                                                                                                   10,105,000
                                                                                               ---------------
         TOTAL RAW MATERIALS                                                                       10,105,000
                                                                                               ---------------

RETAIL -- 13.9%

         RESTAURANTS -- 2.9%
         Red Robin Gourmet Burgers, Inc.*                                         126,650           6,447,751
         Ruby Tuesday, Inc.                                                       183,575           4,459,037
                                                                                               ---------------
                                                                                                   10,906,788
                                                                                               ---------------

         RETAIL-GENERAL MERCHANDISE -- 1.4%
         Cost Plus, Inc.*                                                         110,950           2,982,336
         Fred's, Inc.                                                             141,450           2,428,697
                                                                                               ---------------
                                                                                                    5,411,033
                                                                                               ---------------

         RETAIL-SPECIALTY STORE -- 9.6%
         Coldwater Creek, Inc.*                                                   262,255           4,846,472
         GameStop Corp. (A Shares)*                                               294,425           6,524,458
         MarineMax, Inc.*                                                          44,750           1,395,305
         Michaels Stores, Inc.                                                    150,125           5,449,538
         O'Reilly Automotive, Inc.*                                                53,075           2,628,805
         PETsMART, Inc.                                                           161,375           4,639,531
         The Pep Boys - Manny, Moe & Jack                                         275,950           4,851,201
         Tractor Supply Co.*                                                      130,100           5,678,865
                                                                                               ---------------
                                                                                                   36,014,175
                                                                                               ---------------
         TOTAL RETAIL                                                                              52,331,996
                                                                                               ---------------

TECHNOLOGY -- 12.3%

         BUSINESS SERVICES -- 0.8%
         Digitas, Inc.*                                                           281,050           2,838,605
                                                                                               ---------------

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                    SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



                                                                                                   MARKET
                                                                                SHARES              VALUE
                                                                            ---------------    ---------------

         COMMUNICATIONS EQUIPMENT -- 3.0%
         Emulex Corp.*                                                            134,400     $     2,532,096
         Polycom, Inc.*                                                           234,575           3,976,046
         Tekelec*                                                                 233,675           3,724,779
         Tollgrade Communications, Inc.*                                          142,800             985,320
                                                                                               ---------------
                                                                                                   11,218,241
                                                                                               ---------------

         COMPUTERS-PERIPHERALS & SOFTWARE -- 3.2%
         Avocent Corp.*                                                           222,561           5,710,915
         OPNET Technologies, Inc.*                                                118,225             988,361
         Progress Software Corp.*                                                 158,225           4,148,660
         RadiSys Corp.*                                                            72,875           1,031,910
                                                                                               ---------------
                                                                                                   11,879,846
                                                                                               ---------------

         ELECTRONIC COMPONENTS -- 4.0%
         Aeroflex, Inc.*                                                          574,375           5,358,919
         ATMI, Inc.*                                                              126,725           3,173,194
         International Rectifier Corp.*                                           102,150           4,647,825
         Silicon Image, Inc.*                                                     192,150           1,933,029
                                                                                               ---------------
                                                                                                   15,112,967
                                                                                               ---------------

         ELECTRONIC INSTRUMENTS -- 1.3%
         FARO Technologies, Inc.*                                                  62,325           1,467,130
         FEI Co.*                                                                 151,150           3,499,123
                                                                                               ---------------
                                                                                                    4,966,253
                                                                                               ---------------
         TOTAL TECHNOLOGY                                                                          46,015,912
                                                                                               ---------------

TRANSPORTATION -- 0.9%

         LOGISTICS -- 0.9%
         UTI Worldwide, Inc.                                                       49,400           3,430,830
                                                                                               ---------------
         TOTAL TRANSPORTATION                                                                       3,430,830
                                                                                               ---------------
         TOTAL COMMON STOCK (COST $247,962,662)                                                   345,556,995
                                                                                               ---------------


MONEY MARKET SECURITIES -- 8.9%

MONEY MARKET FUNDS -- 8.9%
         BlackRock Liquidity Funds TempCash Portfolio                          16,748,968          16,748,968
         BlackRock Liquidity Funds TempFund Portfolio                          16,748,969          16,748,969
                                                                                               ---------------
                                                                                                   33,497,937
                                                                                               ---------------
         TOTAL MONEY MARKET SECURITIES (COST $33,497,937)                                          33,497,937
                                                                                               ---------------

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 --------------                    SCHEDULE OF INVESTMENTS(UNAUDITED)--CONCLUDED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2005



         TOTAL INVESTMENTS (Cost $281,460,599)** -- 100.9%          379,054,932

         OTHER ASSETS & LIABILITIES, NET -- (0.9)%                   (3,341,881)
                                                                ---------------

         NET ASSETS -- 100.0%                                  $    375,713,051
                                                                ===============
   * Non-income producing security
  ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                   $ 281,471,431
                                                      ============

    Gross unrealized appreciation                    $ 103,840,188
    Gross unrealized depreciation                       (6,256,687)
                                                      ------------

    Net unrealized appreciation/(depreciation)       $  97,583,501
                                                      ============


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Kalmar Pooled Investment Trust
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper
                         --------------------------------------------------
                           Ford B. Draper, Jr, Chief Executive Officer
                           (principal executive officer)

Date            May 24, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper
                         --------------------------------------------------
                           Ford B. Draper, Jr, Chief Executive Officer
                           (principal executive officer)

Date            May 24, 2005
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         --------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date            May 24, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.